--------------------------------------------------------------------------------
                                                                SPECIALTY EQUITY
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Alliance Technology Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 22, 2002

Dear Shareholder:

This report contains the investment results, market commentary and outlook for Alliance Technology Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

This open-end fund emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Fund may seek income by writing listed call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements. The Fund normally will have substantially all of its assets invested in equity securities, but it also invests in debt securities offering appreciation potential. The Fund may invest in listed and unlisted U.S. and foreign securities and has the flexibility to invest both in well-known, established companies and in new, unseasoned companies. The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation.

Investment Results

The following table provides performance results for the Fund for the six- and 12-month periods ended May 31, 2002. Also included is the performance of the Standard & Poor's (S&P) 500 Stock Index, a standard measure of the performance of the overall U.S. stock market, the NASDAQ Composite Index (NASDAQ), which measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market, and the Lipper Science and Technology Fund Index (the "Lipper Index"), a performance index of the largest qualifying funds that have a science and technology investment objective.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                                                       -------------------------
                                                            Total Returns
                                                       -------------------------
                                                       6 Months        12 Months
--------------------------------------------------------------------------------
Alliance Technology Fund
  Class A                                              -19.63%          -31.04%
--------------------------------------------------------------------------------
  Class B                                              -19.91%          -31.55%
--------------------------------------------------------------------------------
  Class C                                              -19.90%          -31.54%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                     -5.67%          -13.84%
--------------------------------------------------------------------------------
NASDAQ Composite Index                                 -16.31%          -23.44%
--------------------------------------------------------------------------------
Lipper Science and Technology Fund Index               -22.08%          -36.09%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

      The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged NASDAQ Composite Index measures all NASDAQ domestic


--------------------------------------------------------------------------------
                                                    ALLIANCE TECHNOLOGY FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      and non-U.S. based common stocks listed on the NASDAQ Stock Market. The Index is market-value weighted and includes over 5,000 companies. The unmanaged Lipper Science and Technology Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the largest qualifying funds that have a science and technology investment objective. (According to Lipper, this investment objective includes those funds that invest at least 65% of their equity portfolios in science and technology stocks.) These funds have generally similar investment objectives to the Fund, although investment policies for the various funds may differ. All comparative indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Technology Fund.

      Additional investment results appear on pages 4-8.

For the six-month period ended May 31, 2002, the Fund underperformed the S&P 500 Stock Index and the NASDAQ Composite Index as technology stocks (measured by the Goldman Sachs Technology Index, which returned -23.34% during the six-month period under review) underperformed the overall market. However, the Fund outperformed the Lipper Index during this period.

From a portfolio perspective, the Fund benefited from stock selection and a more conservative posture. A significant exposure to semiconductor companies such as Microchip Technology, Taiwan Semiconductor Manufacturing and Applied Materials, as well as computer services companies such as Affiliated Computer Services and First Data, helped offset declines in contract manufacturing companies as well as in communications and applications software companies. Relative performance has also been helped by an above average cash position.

The Fund's 12-month return reflects a similar pattern of relative performance as the Fund underperformed the S&P 500 Stock Index and technology stocks in general underperformed. Once again, however, the Fund outperformed the Lipper Index during this period.

Market Review and Outlook

Technology stocks have corrected during the first half of 2002 as company fundamentals have been unable to substantiate the broader improvement in macroeconomic trends. While the tone in some technology sectors sounds better, most commentary remains mixed or negative. The best tone of business comes from the semiconductor sector, the group with the most leverage to economic improvement, where there is evidence of an inventory replenishment cycle. Meanwhile, the semiconductor equipment companies are seeing better orders because their customers still see the need to invest in leading edge technologies. Telecommunications stocks remain disappointing as pressure on capital budgets looks to continue through 2002 and maybe into next year as well.

As the second quarter of 2002 closes, expectations for revenue and earnings are low, but so is visibility and the


--------------------------------------------------------------------------------
2 o ALLIANCE TECHNOLOGY FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

market's increased volatility reflects this in the short term. With this in mind, we remain focused on a balanced approach to risk management, seeking opportunity in the operating leverage of the semiconductor sector and the customer priority of software spending while being positioned to benefit from the visibility and predictable growth of the computer services sector. Looking ahead, we are encouraged by the fact that an economic recovery is happening, orders have troughed and there are signs of stabilization in many sub-sectors of technology. As corporate profits improve, so too should technology's fundamentals.

Thank you for your continued interest in Alliance Technology Fund. We look forward to reporting the market activity and the Fund's investment results in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Gerald T. Malone

Gerald T. Malone
Senior Vice President

[PHOTO]         John D. Carifa

[PHOTO]         Gerald T. Malone

Gerald T. Malone, Portfolio Manager, has over 24 years of investment experience.


--------------------------------------------------------------------------------
                                                    ALLIANCE TECHNOLOGY FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE TECHNOLOGY FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92 TO 5/31/02

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Alliance Technology Fund Class A:  $41,381

S&P 500 Stock Index:               $31,283

NASDAQ Composite Index:            $27,605


$9,574
$10,000
$10,000
$12,589
$11,969
$11,159
$14,361
$12,561
$11,633
$21,957
$14,771
$13,978
$29,836
$21,244
$17,949
$32,759
$23,924
$23,234
$39,077
$30,392
$30,356
$56,822
$42,209
$36,741
$94,788
$58,104
$40,587
$60,010
$36,058
$36,306
$41,381
$27,605
$31,283





This chart illustrates the total value of an assumed $10,000 investment in Alliance Technology Fund Class A shares (from 5/31/92 to 5/31/02) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The Index is market-value weighted and includes over 5,000 companies.

When comparing Alliance Technology Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Technology Fund.


--------------------------------------------------------------------------------
4 o ALLIANCE TECHNOLOGY FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE TECHNOLOGY FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                               [BAR CHART OMITTED]

               Alliance Technology Fund--Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                                                              NASDAQ
                           Alliance Technology Fund      Composite Index
--------------------------------------------------------------------------------
      5/31/93                       31.49%                    19.69%
      5/31/94                       14.08%                     4.95%
      5/31/95                       52.89%                    17.60%
      5/31/96                       35.89%                    43.82%
      5/31/97                        9.79%                    12.62%
      5/31/98                       19.29%                    27.03%
      5/31/99                       45.41%                    38.88%
      5/31/00                       66.82%                    37.66%
      5/31/01                      -36.69%                   -37.94%
      5/31/02                      -31.04%                   -23.44%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Total returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The Index is market-value weighted and includes over 5,000 companies. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Technology Fund.


--------------------------------------------------------------------------------
                                                    ALLIANCE TECHNOLOGY FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2002 (unaudited)

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($ mil): $4,473
3/1/82                  Average Market Capitalization ($mil): $12,103
Class B Shares
5/3/93
Class C Shares
5/3/93

SECTOR BREAKDOWN

Technology

21.4% Computer Services
20.0% Semi-Conductor Components
14.4% Computer Software
 7.1% Communication Equipment                  [PIE CHART OMITTED]
 7.0% Computer Hardware/Storage
 6.7% Semi-Conductor Capital Equipment
 6.5% Contract Manufacturing
 5.2% Internet Infrastructure

Consumer Services

3.5% Broadcasting & Cable
2.0% Cellular Communications
0.5% Entertainment & Leisure

5.7% Short-Term

All data as of May 31, 2002. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCE TECHNOLOGY FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
May 31, 2002 (unaudited)

SECURITY TYPE BREAKDOWN

94.3% Equity
 5.7% Short-Term                      [PIE CHART OMITTED]

COUNTRY BREAKDOWN

81.4% United States
 5.2% Taiwan
 1.8% Singapore
 1.2% Bermuda
 1.2% Finland                         [PIE CHART OMITTED]
 1.0% United Kingdom
 0.9% France
 0.9% Canada
 0.7% Guernsey

 5.7% Short-Term

All data as of May 31, 2002. The Fund's security type and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                                    ALLIANCE TECHNOLOGY FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                             Without Sales Charge        With Sales Charge
               1 Year              -31.04%                   -33.97%
              5 Years                4.78%                     3.88%
             10 Years               15.76%                    15.26%

Class B Shares
--------------------------------------------------------------------------------
                             Without Sales Charge        With Sales Charge
               1 Year              -31.55%                   -34.29%
              5 Years                4.03%                     4.03%
      Since Inception*(a)           14.69%                    14.69%

Class C Shares
--------------------------------------------------------------------------------
                             Without Sales Charge        With Sales Charge
               1 Year              -31.54%                   -32.22%
              5 Years                4.02%                     4.02%
      Since Inception*              14.58%                    14.58%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                               Class A          Class B           Class C
                                Shares           Shares            Shares
--------------------------------------------------------------------------------
               1 Year           -41.71%          -41.99%           -40.17%
              5 Years             1.09%            1.24%             1.23%
             10 Years            14.68%             n/a               n/a
      Since Inception*           15.34%           12.87%(a)         12.76%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Many equity stocks, and technology stocks in particular, have experienced significant gains in recent years. There is no assurance that these gains will continue. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date of Class B and C is 5/3/93.

(a) Assumes the conversion of Class B shares into Class A shares after 8 years.

n/a:  not available


--------------------------------------------------------------------------------
8 o ALLIANCE TECHNOLOGY FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                                      Percent of
Company                                                     Value     Net Assets
--------------------------------------------------------------------------------
First Data Corp.                                    $  234,483,480          5.2%
--------------------------------------------------------------------------------
eBay, Inc.                                             231,363,026          5.2
--------------------------------------------------------------------------------
Dell Computer Corp.                                    219,273,210          4.9
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
   Co., Ltd. (ABN Amro Bank)
   warrants, expiring 1/10/03                          186,392,451          4.2
--------------------------------------------------------------------------------
Fiserv, Inc.                                           175,372,724          3.9
--------------------------------------------------------------------------------
Microsoft Corp.                                        168,148,093          3.8
--------------------------------------------------------------------------------
DST Systems, Inc.                                      144,909,648          3.2
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc. Cl.A                141,603,800          3.2
--------------------------------------------------------------------------------
Concord EFS, Inc.                                      138,311,900          3.1
--------------------------------------------------------------------------------
Electronic Arts, Inc.                                  129,724,800          2.9
--------------------------------------------------------------------------------
                                                    $1,769,583,132         39.6%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2002 (unaudited)

                                                 -------------------------------
                                                             Shares
                                                 -------------------------------
Purchases                                           Bought     Holdings 5/31/02
-------------------------------------------------------------------------------
Accenture, Ltd. Cl.A                             2,557,700            2,557,700
-------------------------------------------------------------------------------
Brocade Communications Systems, Inc.             1,885,800            1,885,800
-------------------------------------------------------------------------------
Business Objects S.A. (ADR)                      1,430,650            1,430,650
-------------------------------------------------------------------------------
CIENA Corp.                                      7,152,950            7,152,950
-------------------------------------------------------------------------------
Cox Communications, Inc. Cl.A                    1,996,350            1,996,350
-------------------------------------------------------------------------------
Mercury Interactive Corp.                        1,315,200            1,315,200
-------------------------------------------------------------------------------
Motorola, Inc.                                   4,799,800            4,823,100
-------------------------------------------------------------------------------
PeopleSoft, Inc.                                 1,505,750            3,555,850
-------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
   Co., Ltd. (ABN Amro Bank)
   warrants, expiring 1/10/03                   75,677,000           75,677,000
-------------------------------------------------------------------------------
Viacom, Inc.                                     1,831,050            1,831,050
-------------------------------------------------------------------------------

Sales                                                 Sold     Holdings 5/31/02
-------------------------------------------------------------------------------
Altera Corp.                                     2,549,400            4,385,100
-------------------------------------------------------------------------------
Amdocs, Ltd.                                     3,709,600            1,770,500
-------------------------------------------------------------------------------
AOL Time Warner, Inc.                            6,037,500                   -0-
-------------------------------------------------------------------------------
Cisco Systems, Inc.                              3,991,700            7,307,500
-------------------------------------------------------------------------------
DST Systems, Inc.                                2,408,100            2,932,800
-------------------------------------------------------------------------------
Electronic Data Systems Corp.                    3,132,400               10,000
-------------------------------------------------------------------------------
First Data Corp.                                 1,158,450            2,960,650
-------------------------------------------------------------------------------
Nokia Corp. (ADR)                                2,743,050            3,757,950
-------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
   Co., Ltd. (ABN Amro Bank)
   warrants, expiring 1/24/02                   81,878,400                   -0-
-------------------------------------------------------------------------------
Xilinx, Inc.                                     2,238,900            2,553,550
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    ALLIANCE TECHNOLOGY FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                                  Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-94.5%

Technology-88.4%
Communication Equipment-7.1%
ADC Telecommunications, Inc.(a) ...................     100,000     $    335,000
CIENA Corp.(a) ....................................   7,152,950       40,485,697
Cisco Systems, Inc.(a) ............................   7,307,500      115,312,350
Juniper Networks, Inc.(a) .........................   3,393,700       31,459,599
Motorola, Inc. ....................................   4,823,100       77,121,369
Nokia Corp. (ADR) (Finland) .......................   3,757,950       52,160,346
                                                                    ------------
                                                                     316,874,361
                                                                    ------------
Computer Hardware/Storage-7.0%
Avocent Corp.(a) ..................................   2,418,579       54,659,886
Brocade Communications Systems, Inc.(a) ...........   1,885,800       37,055,970
Dell Computer Corp.(a) ............................   8,166,600      219,273,210
EMC Corp. .........................................      20,000          145,000
Hewlett-Packard Co. ...............................      45,603          870,561
International Business Machines Corp. .............      10,000          804,500
Mentor Graphics Corp.(a) ..........................      20,000          325,000
Tech Data Corp.(a) ................................      20,000          805,400
Unisys Corp.(a) ...................................      60,000          686,400
                                                                    ------------
                                                                     314,625,927
                                                                    ------------
Computer Services-21.5%
Accenture, Ltd. Cl.A (Bermuda)(a) .................   2,557,700       53,328,045
Affiliated Computer Services, Inc. Cl.A(a) ........   2,545,000      141,603,800
Computer Sciences Corp.(a) ........................   1,052,950       49,878,241
Concord EFS, Inc.(a) ..............................   4,423,150      138,311,900
DST Systems, Inc.(a) ..............................   2,932,800      144,909,648
Electronic Data Systems Corp. .....................      10,000          528,200
Exult, Inc.(a) ....................................   2,090,300       14,527,585
First Data Corp. ..................................   2,960,650      234,483,480
Fiserv, Inc.(a) ...................................   4,122,537      175,372,724
IONA Technologies Plc (ADR) (Ireland)(a) ..........      25,000          249,500
KPMG Consulting, Inc.(a) ..........................      20,000          310,800
Sapient Corp.(a) ..................................   3,636,950        5,346,317
Sun Microsystems, Inc.(a) .........................      60,000          413,400
Xerox Corp. .......................................      50,000          448,500
                                                                    ------------
                                                                     959,712,140
                                                                    ------------
Computer Software-14.4%
Adaptec, Inc. .....................................      40,000          518,800
Amdocs, Ltd. (Guernsey)(a) ........................   1,770,500       32,931,300
BEA Systems, Inc.(a) ..............................      20,000          215,200
Business Objects S.A. (ADR) (France)(a) ...........   1,430,650       40,816,445
Check Point Software Technologies, Ltd. (Israel)(a)      20,000          325,200
Compuware Corp.(a) ................................      60,000          442,200
Electronic Arts, Inc.(a) ..........................   2,026,950      129,724,800
I2 Technologies, Inc.(a) ..........................   4,409,850       17,418,908
Informatica Corp.(a) ..............................   2,629,750       23,588,858



--------------------------------------------------------------------------------
10 o ALLIANCE TECHNOLOGY FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                  Shares            Value
--------------------------------------------------------------------------------

Lucent Technologies, Inc. .........................     120,000   $      558,000
Macrovision Corp.(a) ..............................   1,874,450       30,234,879
Mercury Interactive Corp.(a) ......................   1,315,200       44,532,672
Microsoft Corp.(a) ................................   3,302,850      168,148,093
Oracle Corp.(a) ...................................   2,223,750       17,567,625
PeopleSoft, Inc.(a) ...............................   3,555,850       73,001,600
Rational Software Corp.(a) ........................      20,000          227,600
VERITAS Software Corp.(a) .........................   2,886,250       65,431,287
                                                                  --------------
                                                                     645,683,467
                                                                  --------------
Contract Manufacturing-6.5%
Celestica, Inc. (Canada)(a) .......................   1,323,850       39,080,052
DDi Corp.(a) ......................................   2,088,200        5,742,550
Flextronics International, Ltd. (Singapore)(a) ....   6,153,300       81,408,159
Sanmina Corp.(a) ..................................  10,221,150      117,543,225
Solectron Corp.(a) ................................   6,077,900       49,109,432
                                                                  --------------
                                                                     292,883,418
                                                                  --------------
Internet Infrastructure-5.2%
eBay, Inc.(a) .....................................   4,190,600      231,363,026
                                                                  --------------

Semi-Conductor Capital Equipment-6.7%
Applied Materials, Inc.(a) ........................   5,217,950      115,734,131
ASM Lithography Holding N.V.(Netherlands)(a) ......      20,000          370,800
KLA-Tencor Corp.(a) ...............................   1,827,580       95,271,745
Teradyne, Inc.(a) .................................   3,194,250       86,500,290
                                                                  --------------
                                                                     297,876,966
                                                                  --------------
Semi-Conductor Components-20.0%
Agere Systems, Inc. Cl.A(a) .......................      68,300          213,096
Altera Corp.(a) ...................................   4,385,100       79,063,353
AU Optronics Corp. (ADR) (Taiwan)(a) ..............   1,433,400       16,914,120
Avnet, Inc. .......................................      15,000          346,950
Fairchild Semiconductor Corp. Cl.A(a) .............   1,640,250       41,252,288
Intel Corp. .......................................   3,825,000      105,646,500
Intersil Holding Corp. Cl.A(a) ....................      20,000          480,400
Maxim Integrated Products, Inc.(a) ................   1,776,800       81,732,800
Microchip Technology, Inc.(a) .....................   3,706,025      110,810,147
Micron Technology, Inc.(a) ........................   2,522,050       59,469,939
STMicroelectronics N.V. (Netherlands) .............      30,000          807,000
Taiwan Semiconductor Manufacturing Co., Ltd.
   (ABN Amro Bank)
   warrants, expiring 1/10/03 (a)(b) ..............  75,677,000      186,392,451
Texas Instruments, Inc. ...........................   3,195,600       91,617,852
United Microelectronics Corp. (ADR) (Taiwan) ......   3,605,850       30,649,725
Xilinx, Inc.(a) ...................................   2,553,550       90,038,173
                                                                  --------------
                                                                     895,434,794
                                                                  --------------
Miscellaneous-0.0%
Ingram Micro, Inc. Cl.A(a) ........................      30,000          432,000
                                                                  --------------
                                                                   3,954,886,099
                                                                  --------------


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                               Shares or           Value
                                                      Principal
                                                         Amount
                                                          (000)
--------------------------------------------------------------------------------

Consumer Services-6.1%
Broadcasting & Cable-3.5%
Cox Communications, Inc. Cl.A(a) ..................   1,996,350  $   67,157,214
Viacom, Inc.(a) ...................................   1,831,050      89,648,208
                                                                 --------------
                                                                    156,805,422
                                                                 --------------
Cellular Communications-2.0%
Sprint Corp.-PCS Group Cl.A(a) ....................   4,265,900      44,535,996
Vodafone Group Plc (ADR) (United Kingdom) .........   3,058,073      45,657,030
                                                                 --------------
                                                                     90,193,026
                                                                 --------------
Entertainment & Leisure-0.6%
THQ, Inc.(a) ......................................     747,250      23,912,000
                                                                 --------------
                                                                    270,910,448
                                                                 --------------
Total Common Stocks & Other Investments
   (cost $4,512,526,755) ..........................               4,225,796,547
                                                                 --------------

SHORT-TERM INVESTMENT-5.7%
Time Deposit-5.7%
State Street Euro Dollar
   1.25%, 6/03/02
   (amortized cost $257,640,000) ..................  $  257,640     257,640,000
                                                                 --------------

Total Investments-100.2%
   (cost $4,770,166,755) ..........................               4,483,436,547
Other assets less liabilities-(0.2%) ..............                 (10,603,259)
                                                                 --------------
Net Assets-100% ...................................              $4,472,833,288
                                                                 ==============

(a)   Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to certain qualified buyers. At May 31, 2002, the aggregate market value of this security amounted to $186,392,451 representing 4.2% of net assets.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE TECHNOLOGY FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $4,770,166,755) .     $ 4,483,436,547
Cash ......................................................                 603
Collateral held for securities loaned .....................         909,255,900
Receivable for investment securities sold .................          14,516,104
Receivable for capital stock sold .........................           1,222,561
Interest and dividends receivable .........................              97,218
                                                                ---------------
Total assets ..............................................       5,408,528,933
                                                                ---------------
Liabilities
Payable for collateral received on securities loaned ......         909,255,900
Advisory fee payable ......................................          11,332,969
Payable for capital stock redeemed ........................           8,484,388
Payable for investment securities purchased ...............           4,500,179
Distribution fee payable ..................................             745,752
Accrued expenses and other liabilities ....................           1,376,457
                                                                ---------------
Total liabilities .........................................         935,695,645
                                                                ---------------
Net Assets ................................................     $ 4,472,833,288
                                                                ===============
Composition of Net Assets
Capital stock, at par .....................................     $       872,194
Additional paid-in capital ................................       6,954,099,916
Accumulated net investment loss ...........................         (54,098,555)
Accumulated net realized loss on investments ..............      (2,141,310,059)
Net unrealized depreciation of investments ................        (286,730,208)
                                                                ---------------
                                                                $ 4,472,833,288
                                                                ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,512,202,289 / 28,058,854 shares of capital stock
   issued and outstanding) ................................              $53.89
Sales charge--4.25% of public offering price ..............                2.39
                                                                         ------
Maximum offering price ....................................              $56.28
                                                                         ======
Class B Shares
Net asset value and offering price per share
   ($2,251,509,016 / 45,149,757 shares of capital stock
   issued and outstanding) ................................              $49.87
                                                                         ======
Class C Shares
Net asset value and offering price per share
   ($594,236,447 / 11,918,859 shares of capital stock
   issued and outstanding) ................................              $49.86
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($114,885,536 / 2,091,944 shares of capital stock
   issued and outstanding) ................................              $54.92
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Interest ..................................     $ 2,763,601
Dividends (net of foreign taxes withheld
   of $166,603) ...........................       1,894,449     $     4,658,050
                                                -----------
Expenses
Advisory fee ..............................      23,873,869
Distribution fee--Class A .................       2,748,417
Distribution fee--Class B .................      13,845,794
Distribution fee--Class C .................       3,692,589
Transfer agency ...........................      12,906,902
Printing ..................................       1,010,114
Custodian .................................         263,140
Audit and legal ...........................          85,698
Registration ..............................          78,814
Administrative ............................          71,750
Directors' fees ...........................          52,000
Miscellaneous .............................         127,518
                                                -----------
Total expenses ............................                          58,756,605
                                                                ---------------
Net investment loss .......................                         (54,098,555)
                                                                ---------------
Realized and Unrealized Loss
on Investments
Net realized loss on investment
   transactions ...........................                        (516,286,936)
Net change in unrealized
   appreciation/depreciation of
   investments ............................                        (533,315,976)
                                                                ---------------
Net loss on investments ...................                      (1,049,602,912)
                                                                ---------------
Net Decrease in Net Assets from
   Operations .............................                     $(1,103,701,467)
                                                                ===============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE TECHNOLOGY FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                   Six Months
                                                      Ended             Year Ended
                                                  May 31, 2002         November 30,
                                                   (unaudited)             2001
                                                 ===============      ===============
Decrease in Net Assets
from Operations
Net investment loss ........................     $   (54,098,555)     $  (112,655,040)
Net realized loss on investment and
   written options transactions ............        (516,286,936)      (1,584,178,750)
Net change in unrealized
   appreciation/depreciation of
   investments .............................        (533,315,976)        (571,500,103)
                                                 ---------------      ---------------
Net decrease in net assets
   from operations .........................      (1,103,701,467)      (2,268,333,893)
Distributions to Shareholders from
Net realized gain on investments
   Class A .................................                  -0-        (160,639,037)
   Class B .................................                  -0-        (306,607,828)
   Class C .................................                  -0-         (81,314,221)
   Advisor Class ...........................                  -0-         (17,326,175)
Distributions in excess of net realized gain
   on investments
   Class A .................................                  -0-         (11,905,786)
   Class B .................................                  -0-         (22,724,283)
   Class C .................................                  -0-          (6,026,615)
   Advisor Class ...........................                  -0-          (1,284,132)
Capital Stock Transactions
Net increase (decrease) ....................        (509,457,722)          68,030,329
                                                 ---------------      ---------------
Total decrease .............................      (1,613,159,189)      (2,808,131,641)
Net Assets
Beginning of period ........................       6,085,992,477        8,894,124,118
                                                 ---------------      ---------------
End of period ..............................     $ 4,472,833,288      $ 6,085,992,477
                                                 ===============      ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Technology Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities ex change, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
16 o ALLIANCE TECHNOLOGY FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a quarterly advisory fee equal to the following percentages of the value of the Fund's aggregate net assets at the close of business on the last business day of the previous quarter: .25 of 1.00% of the first $10 billion, .25 of .975% of the next $2.5 billion, .25 of .95% of the next $2.5 billion, .25 of .925% of the next $2.5 billion, .25 of .90% of the next $2.5 billion, .25 of .875% of the next $2.5 billion and .25 of .85% of the net assets in excess of $22.5 billion.

Pursuant to the advisory agreement, the Fund paid $71,750 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2002.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $6,966,700 for the six months ended May 31, 2002.

For the six months ended May 31, 2002, the Fund's expenses were reduced by $37,698 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $231,156 from the sales of Class A shares and $36,160, $2,662,314 and $54,995 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2002 amounted to $5,855,947, of which $334,408 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $96,068,440 and $6,846,068 for Class B and Class C


--------------------------------------------------------------------------------
18 o ALLIANCE TECHNOLOGY FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,819,551,668 and $2,294,989,652, respectively, for the six months ended May 31, 2002. There were no purchases or sales of U.S. government and government agency obligations for the six months ended May 31, 2002.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $747,009,613 and gross unrealized depreciation of investments was $1,033,739,821 resulting in net unrealized depreciation of $286,730,208.

At November 30, 2001, the Fund had a capital loss carryforward of $1,492,777,530 which expires in 2009.

Option Transactions

For hedging and investment purposes, the Fund purchases and writes call options listed on national securities exchanges and purchases listed put options, including put options on market indices.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk in-


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

volved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

There were no transactions in options written for the six months ended May 31, 2002.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. AG Edwards & Sons, Inc. will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2002, the Fund had loaned securities with a value of $867,276,465 and received cash collateral of $909,255,900. For the six months ended May 31, 2002, the Fund received fee income of $493,185 which is included in interest income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                       Shares                                  Amount
                         ---------------------------------     -------------------------------------
                         ---------------------------------     -------------------------------------
                         Six Months Ended       Year Ended     Six Months Ended           Year Ended
                             May 31, 2002     November 30,         May 31, 2002         November 30,
                              (unaudited)             2001          (unaudited)                 2001
                         ---------------------------------------------------------------------------
Class A
Shares sold                  108,054,724       114,657,376      $ 6,682,025,402      $ 8,391,474,868
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                       -0-        1,731,409                   -0-         160,731,393
----------------------------------------------------------------------------------------------------
Shares converted
  from Class B                   529,040           397,548           29,669,857           27,497,702
----------------------------------------------------------------------------------------------------
Shares redeemed             (109,257,184)     (115,866,069)      (6,803,805,780)      (8,463,612,395)
----------------------------------------------------------------------------------------------------
Net increase
   (decrease)                   (673,420)          920,264      $   (92,110,521)     $   116,091,568
====================================================================================================


--------------------------------------------------------------------------------
20 o ALLIANCE TECHNOLOGY FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                        ---------------------------------   -----------------------------------
                                      Shares                              Amount
                        ---------------------------------   -----------------------------------
                        Six Months Ended       Year Ended   Six Months Ended         Year Ended
                            May 31, 2002     November 30,       May 31, 2002       November 30,
                             (unaudited)             2001        (unaudited)               2001
                        -----------------------------------------------------------------------
Class B
Shares sold                    1,967,620        6,975,289      $ 115,927,559      $ 517,657,257
-----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                       -0-       3,510,950                 -0-       304,919,477
-----------------------------------------------------------------------------------------------
Shares converted
  to Class A                    (567,732)        (426,323)       (29,669,857)       (27,497,702)
-----------------------------------------------------------------------------------------------
Shares redeemed               (5,919,601)     (12,871,990)      (341,523,164)      (878,975,463)
-----------------------------------------------------------------------------------------------
Net decrease                  (4,519,713)      (2,812,074)     $(255,265,462)     $ (83,896,431)
===============================================================================================

Class C
Shares sold                    2,406,484        7,149,199      $ 142,384,985      $ 532,668,338
-----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                       -0-         942,855                 -0-        81,844,636
-----------------------------------------------------------------------------------------------
Shares redeemed               (3,907,649)      (8,662,332)      (227,918,428)      (620,382,154)
-----------------------------------------------------------------------------------------------
Net decrease                  (1,501,165)        (570,278)     $ (85,533,443)     $  (5,869,180)
===============================================================================================

Advisor Class
Shares sold                      621,236        1,679,134      $  40,544,777      $ 136,048,692
-----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                       -0-         188,377                 -0-        17,726,534
-----------------------------------------------------------------------------------------------
Shares redeemed               (1,918,134)      (1,469,384)      (117,093,073)      (112,070,854)
-----------------------------------------------------------------------------------------------
Net increase
  (decrease)                  (1,296,898)         398,127      $ (76,548,296)     $  41,704,372
===============================================================================================

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2002.


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ------------------------------------------------------------------------------------------
                                                                              Class A
                                     ------------------------------------------------------------------------------------------
                                       Six Months
                                            Ended                                 Year Ended November 30,
                                     May 31, 2002       -----------------------------------------------------------------------
                                      (unaudited)             2001          2000            1999             1998          1997
                                     ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ............     $    67.05       $    95.32    $   111.46      $    68.60         $  54.44      $  51.15
                                     ------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ...........           (.48)            (.82)        (1.35)           (.99)            (.68)         (.51)
Net realized and unrealized
  gain (loss) on investment,
  written options and foreign
  currency transactions ..........         (12.68)          (21.17)       (10.75)          49.02            15.42          4.22
                                     ------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................         (13.16)          (21.99)       (12.10)          48.03            14.74          3.71
                                     ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investments ............             -0-           (5.86)        (4.04)          (5.17)            (.58)         (.42)
Distributions in excess of net
  realized gain on investments ...             -0-            (.42)           -0-             -0-              -0-           -0-
                                     ------------------------------------------------------------------------------------------
Total distributions ..............             -0-           (6.28)        (4.04)          (5.17)            (.58)         (.42)
                                     ------------------------------------------------------------------------------------------
Net asset value, end of period ...     $    53.89       $    67.05    $    95.32      $   111.46         $  68.60      $  54.44
                                     ==========================================================================================
Total Return
Total investment return based
  on net asset value(b) ..........         (19.63)%         (24.90)%      (11.48)%         74.67%           27.36%         7.32%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $1,512,202       $1,926,473    $2,650,904      $2,167,060         $824,636      $624,716
Ratio of expenses to
  average net assets .............           1.68%(c)         1.58%         1.50%           1.68%(d)         1.66%(d)      1.67%(d)
Ratio of net investment loss
  to average net assets ..........          (1.51)%(c)       (1.08)%        (.98)%         (1.11)%          (1.13)%        (.97)%
Portfolio turnover rate ..........             36%              55%           46%             54%              67%           51%

See footnote summary on page 26.


--------------------------------------------------------------------------------
22 o ALLIANCE TECHNOLOGY FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ---------------------------------------------------------------------------------------------
                                                                             Class B
                                   ---------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended                                  Year Ended November 30,
                                   May 31, 2002       -------------------------------------------------------------------------
                                    (unaudited)             2001           2000           1999              1998            1997
                                   ---------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........     $    62.27        $    89.59     $   105.73     $    65.75        $    52.58      $    49.76
                                   ---------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........           (.65)            (1.28)         (2.17)         (1.54)            (1.08)           (.88)
Net realized and unrealized
  gain (loss) on investment,
  written options and foreign
  currency transactions .......         (11.75)           (19.76)         (9.93)         46.69             14.83            4.12
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................         (12.40)           (21.04)        (12.10)         45.15             13.75            3.24
                                   ---------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investments .........             -0-            (5.86)         (4.04)         (5.17)             (.58)           (.42)
Distributions in excess of net
  realized gain on investments              -0-             (.42)            -0-            -0-               -0-             -0-
                                   ---------------------------------------------------------------------------------------------
Total distributions ...........             -0-            (6.28)         (4.04)         (5.17)             (.58)           (.42)
                                   ---------------------------------------------------------------------------------------------
Net asset value, end of period      $    49.87        $    62.27     $    89.59     $   105.73        $    65.75      $    52.58
                                   =============================================================================================
Total Return
Total investment return based
  on net asset value(b) .......         (19.91)%          (25.46)%       (12.12)%        73.44%            26.44%           6.57%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............     $2,251,509        $3,092,947     $4,701,567     $3,922,584        $1,490,578      $1,053,436
Ratio of expenses to
  average net assets ..........           2.40%(c)          2.31%          2.20%          2.39%(d)          2.39%(d)        2.38%(d)
Ratio of net investment loss
  to average net assets .......          (2.24)%(c)        (1.80)%        (1.68)%        (1.83)%           (1.86)%         (1.70)%
Portfolio turnover rate .......             36%               55%            46%            54%               67%             51%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ----------------------------------------------------------------------------------------
                                                                         Class C
                                   ----------------------------------------------------------------------------------------
                                     Six Months
                                          Ended                            Year Ended November 30,
                                   May 31, 2002        --------------------------------------------------------------------
                                    (unaudited)            2001           2000         1999            1998            1997
                                   ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........        $  62.25        $  89.55     $   105.69     $  65.74        $  52.57        $  49.76
                                   ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........            (.64)          (1.28)         (2.19)       (1.57)          (1.08)           (.88)
Net realized and unrealized
  gain (loss) on investment,
  written options and foreign
  currency transactions .......          (11.75)         (19.74)         (9.91)       46.69           14.83            4.11
                                   ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          (12.39)         (21.02)        (12.10)       45.12           13.75            3.23
                                   ----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investments .........              -0-          (5.86)         (4.04)       (5.17)           (.58)           (.42)
Distributions in excess of net
  realized gain on investments               -0-           (.42)            -0-          -0-             -0-             -0-
                                   ----------------------------------------------------------------------------------------
Total distributions ...........              -0-          (6.28)         (4.04)       (5.17)           (.58)           (.42)
                                   ----------------------------------------------------------------------------------------
Net asset value, end of period         $  49.86        $  62.25     $    89.55     $ 105.69        $  65.74        $  52.57
                                   ========================================================================================
Total Return
Total investment return based
  on net asset value(b)  ......          (19.90)%        (25.45)%       (12.13)%      73.40%          26.44%           6.55%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............        $594,236        $835,406     $1,252,765     $907,707        $271,320        $184,194
Ratio of expenses to
  average net assets ..........            2.38%(c)        2.30%          2.21%        2.41%(d)        2.40%(d)        2.38%(d)
Ratio of net investment loss
  to average net assets .......           (2.21)%(c)      (1.80)%        (1.69)%      (1.85)%         (1.87)%         (1.70)%
Portfolio turnover rate .......              36%             55%            46%          54%             67%             51%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCE TECHNOLOGY FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------
                                                                    Advisor Class
                                 --------------------------------------------------------------------------------------
                                   Six Months
                                        Ended                           Year Ended November 30,
                                 May 31, 2002        ------------------------------------------------------------------
                                  (unaudited)            2001         2000         1999            1998            1997
                                 --------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........      $  68.21        $  96.60     $ 112.59     $  69.04        $  54.63        $  51.17
                                 --------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........          (.39)           (.60)        (.91)        (.68)           (.50)           (.45)
Net realized and unrealized
  gain (loss) on investment,
  written options and foreign
  currency transactions .......        (12.90)         (21.51)      (11.04)       49.40           15.49            4.33
                                 --------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................        (13.29)         (22.11)      (11.95)       48.72           14.99            3.88
                                 --------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investments .........            -0-          (5.89)       (4.04)       (5.17)           (.58)           (.42)
Distributions in excess of net
  realized gain on investments             -0-           (.39)          -0-          -0-             -0-             -0-
                                 --------------------------------------------------------------------------------------
Total distributions ...........            -0-          (6.28)       (4.04)       (5.17)           (.58)           (.42)
                                 --------------------------------------------------------------------------------------
Net asset value, end of period       $  54.92        $  68.21     $  96.60     $ 112.59        $  69.04        $  54.63
                                 ======================================================================================
Total Return
Total investment return based
  on net asset value(b)  ......        (19.48)%        (24.68)%     (11.22)%      75.22%          27.73%           7.65%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............      $114,886        $231,167     $288,889     $330,404        $230,295        $167,120
Ratio of expenses to
  average net assets ..........          1.35%(c)        1.27%        1.19%        1.35%(d)        1.37%(d)        1.39%(d)
Ratio of net investment loss
  to average net assets .......         (1.18)%(c)       (.78)%       (.66)%       (.78)%          (.84)%          (.81)%
Portfolio turnover rate .......            36%             55%          46%          54%             67%             51%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                           Year Ended November 30,
                                      -------------------------------
                                        1999        1998        1997
                                      -------------------------------
      Class A.............              1.66%       1.65%       1.66%
      Class B.............              2.38%       2.38%       2.36%
      Class C.............              2.40%       2.38%       2.37%
      Advisor Class.......              1.34%       1.36%       1.38%


--------------------------------------------------------------------------------
26 o ALLIANCE TECHNOLOGY FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
28 o ALLIANCE TECHNOLOGY FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Robert C. Alexander(1)
David H. Dievler(1)
William H. Foulk, Jr.(1)
D. James Guzy(1)
Marshall C. Turner, Jr.(1)

OFFICERS

Gerald T. Malone, Senior Vice President
Thomas J. Bardong, Vice President
Andrew J. Frank, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCE TECHNOLOGY FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                                   ALLIANCE TECHNOLOGY FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE TECHNOLOGY FUND

Alliance Technology Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

TECSR0502